8. Accrued Compensation (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued Compensation
Accrued officer's compensation - CEO	$ 0	$ 1,053,187
Accrued other compensation - employee	0	441,462
Accrued payroll taxes - delinquent	297,434	316,044
Accrued payroll taxes on accrued payroll	0	185,866
Total accrued compensation	$ 297,434	$ 1,996,559	$ 1,712,724